NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7%
	Communications - 11.5%
40,423	Alphabet, Inc., Class A	$9,826,832
6,834	Alphabet, Inc., Class C	1,664,421
103,327	AT&T, Inc.	2,917,954
553	Booking Holdings, Inc.	2,985,796
9,571	Meta Platforms, Inc., Class A	7,028,751
8,965	T-Mobile US, Inc.	2,146,042
33,505	Uber Technologies, Inc.(a)	3,282,485
		29,852,281
	Consumer Discretionary - 9.2%
41,888	Amazon.com, Inc.(a)	9,197,348
24,984	Chipotle Mexican Grill, Inc.(a)	979,123
5,416	DR Horton, Inc.	917,850
18,339	General Motors Company	1,118,129
4,623	Hilton Worldwide Holdings, Inc.	1,199,391
4,396	Lennar Corporation, Class A	554,072
2,109	Lululemon Athletica, Inc.(a)	375,254
4,400	Marriott International, Inc., Class A	1,145,936
16,627	O’Reilly Automotive, Inc.(a)	1,792,557
3,826	PulteGroup, Inc.	505,529
13,929	Tesla, Inc.(a)	6,194,505
		23,979,694
	Consumer Staples - 4.9%
45,110	Coca-Cola Company (The)	2,991,696
25,292	Keurig Dr Pepper, Inc.	645,199
20,842	PepsiCo, Inc.	2,927,050
19,233	Procter & Gamble Company (The)	2,955,150
30,699	Walmart, Inc.	3,163,839
		12,682,934
	Energy - 2.9%
19,003	Baker Hughes Company	925,826
3,589	Diamondback Energy, Inc.	513,586
28,214	Exxon Mobil Corporation	3,181,129
2,047	First Solar, Inc.(a)	451,425
16,173	Halliburton Company	397,856

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Energy - 2.9% (Continued)
7,709	Phillips 66	$1,048,578
28,722	SLB Ltd.	987,175
		7,505,575
	Financials - 8.8%
5,051	Allstate Corporation (The)	1,084,197
9,316	American Express Company	3,094,403
4,939	Arthur J. Gallagher & Company	1,529,806
61,842	Bank of America Corporation	3,190,429
7,965	Berkshire Hathaway, Inc., Class B(a)	4,004,324
7,150	Chubb Ltd.	2,018,088
31,864	Citigroup, Inc.	3,234,196
5,383	Hartford Insurance Group, Inc. (The)	718,038
12,584	JPMorgan Chase & Company	3,969,370
		22,842,851
	Health Care - 8.9%
10,248	Amgen, Inc.	2,891,986
4,628	Cardinal Health, Inc.	726,411
3,889	Cooper Companies, Inc. (The)(a)	266,630
4,250	Eli Lilly & Company	3,242,749
24,088	Gilead Sciences, Inc.	2,673,768
1,565	IDEXX Laboratories, Inc.(a)	999,863
1,363	Insulet Corporation(a)	420,799
36,143	Merck & Company, Inc.	3,033,482
6,646	Stryker Corporation	2,456,827
9,725	UnitedHealth Group, Inc.	3,358,042
4,933	Vertex Pharmaceuticals, Inc.(a)	1,931,960
8,462	Zoetis, Inc.	1,238,160
		23,240,677
	Industrials - 7.9%
23,561	Amphenol Corporation, Class A	2,915,674
7,219	Caterpillar, Inc.	3,444,546
6,555	Cintas Corporation	1,345,480
12,629	Delta Air Lines, Inc.	716,696
22,248	Fastenal Company	1,091,042

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Industrials - 7.9% (Continued)
11,004	General Electric Company	$3,310,222
12,274	Honeywell International, Inc.	2,583,677
752	Huntington Ingalls Industries, Inc.	216,508
2,467	Parker-Hannifin Corporation	1,870,356
3,888	Republic Services, Inc.	892,218
10,224	Southwest Airlines Company	326,248
1,232	United Rentals, Inc.	1,176,141
852	WW Grainger, Inc.	811,922
		20,700,730
	Materials - 2.1%
4,958	Ecolab, Inc.	1,357,798
21,073	Newmont Corporation	1,776,665
4,508	Sherwin-Williams Company (The)	1,560,940
2,581	Vulcan Materials Company	793,967
		5,489,370
	Real Estate - 2.1%
8,823	American Tower Corporation	1,696,839
5,619	CBRE Group, Inc., Class A(a)	885,330
12,302	Host Hotels & Resorts, Inc.	209,380
5,708	Iron Mountain, Inc.	581,874
17,585	Realty Income Corporation	1,068,992
6,302	Simon Property Group, Inc.	1,182,696
		5,625,111
	Technology - 37.0%
63,798	Apple, Inc.	16,244,884
7,875	Automatic Data Processing, Inc.	2,311,313
22,202	Broadcom, Inc.	7,324,662
45,780	Cisco Systems, Inc.	3,132,268
4,925	Crowdstrike Holdings, Inc., Class A(a)	2,415,122
464	Fair Isaac Corporation(a)	694,390
10,494	Fiserv, Inc.(a)	1,352,991
1,459	Gartner, Inc.(a)	383,527
4,528	Intuit, Inc.	3,092,216
1,406	Jack Henry & Associates, Inc.	209,396

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Technology - 37.0% (Continued)
5,288	Mastercard, Inc., Class A	$3,007,867
21,624	Micron Technology, Inc.	3,618,128
33,653	Microsoft Corporation	17,430,571
114,218	NVIDIA Corporation	21,310,794
13,198	Oracle Corporation	3,711,806
13,075	Palo Alto Networks, Inc.(a)	2,662,332
966	Paycom Software, Inc.	201,063
18,482	PayPal Holdings, Inc.	1,239,403
5,642	S&P Global, Inc.	2,746,018
12,224	Salesforce, Inc.	2,897,088
842	Tyler Technologies, Inc.(a)	440,501
		96,426,340
	Utilities - 2.4%
3,671	American Water Works Company, Inc.	510,966
5,966	Constellation Energy Corporation	1,963,231
14,941	Duke Energy Corporation	1,848,949
19,297	Exelon Corporation	868,558
10,541	FirstEnergy Corporation	482,989
14,142	PPL Corporation	525,517
		6,200,210

	TOTAL COMMON STOCKS (Cost $221,308,418)	254,545,773

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
3,933	iShares Core S&P 500 ETF	2,632,357
3,941	SPDR S&P 500 ETF	2,625,415
		5,257,772

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Fair Value
EXCHANGE-TRADED FUNDS — 2.0% (Continued)
Equity - 2.0% (Continued)

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,220,930)	$5,257,772

TOTAL INVESTMENTS - 99.7% (Cost $226,529,348)	$259,803,545
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	712,290
NET ASSETS - 100.0%	$260,515,835

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.